MARKET RISK BENEFITS - Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022	Jan. 01, 2021	Dec. 31, 2020
Market Risk Benefit [Line Items]
Beginning balance before effect of changes in the instrument-specific credit risk			$ 68,000,000	$ 54,000,000
Effect of changes in the beginning instrument-specific credit risk	$ 43,000,000
Attributed fees collected	28,000,000	$ 5,000,000
Interest accrual	3,000,000
Adjustment from deterministic to stochastic	15,000,000	(6,000,000)
Effect of experience variance	(6,000,000)	12,000,000
Effect of changes in financial assumptions	(194,000,000)	1,000,000
Effect of changes in the ending instrument-specific credit risk		1,000,000
Effect of changes in the ending instrument-specific credit risk	(42,000,000)	43,000,000
Issuance and other	199,000,000	1,000,000
Net	114,000,000	68,000,000			$ 0
Reinsurance recoverable, end of year	0	0
Balance, end of year, net of reinsurance	114,000,000	68,000,000
Direct insurance
Market Risk Benefit [Line Items]
Beginning balance before effect of changes in the instrument-specific credit risk			0
Effect of changes in the beginning instrument-specific credit risk	44,000,000
Attributed fees collected	5,000,000
Interest accrual	2,000,000
Adjustment from deterministic to stochastic	12,000,000
Effect of experience variance	(4,000,000)
Effect of changes in financial assumptions	(119,000,000)
Effect of changes in the ending instrument-specific credit risk	(70,000,000)	44,000,000
Issuance and other	174,000,000
Net	44,000,000	0
Reinsurance recoverable, end of year	0
Balance, end of year, net of reinsurance	44,000,000
Net amount at risk	$ 453,000,000
Weighted-average attained age of contract holders amounted	64 years
Reinsurance
Market Risk Benefit [Line Items]
Beginning balance before effect of changes in the instrument-specific credit risk			$ 68,000,000	$ 54,000,000
Effect of changes in the beginning instrument-specific credit risk	$ (1,000,000)
Attributed fees collected	23,000,000	5,000,000
Interest accrual	1,000,000
Adjustment from deterministic to stochastic	3,000,000	(6,000,000)
Effect of experience variance	(2,000,000)	12,000,000
Effect of changes in financial assumptions	(75,000,000)	1,000,000
Effect of changes in the ending instrument-specific credit risk		1,000,000
Effect of changes in the ending instrument-specific credit risk	28,000,000	(1,000,000)
Issuance and other	25,000,000	1,000,000
Net	70,000,000	68,000,000
Reinsurance recoverable, end of year	0	0
Balance, end of year, net of reinsurance	70,000,000	68,000,000
Net amount at risk	$ 597,000,000	$ 328,000,000
Weighted-average attained age of contract holders amounted	66 years	66 years